Non-controlling interests (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Non Controlling Interests [Abstract]
Balance at beginning of year		R$ 436,894	R$ 725,504	R$ 435,062
Additions / disposals (net) due to change in the scope of consolidation	[1],[2]	6,849	(660,230)	159,469
Incorporation / Acquisition	[3]	0	296,184	0
Dividends paid / Interest on Capital		(60,936)	(133,641)	(18,140)
Capital increase	[4]	48,000	0	20,000
Profit attributable to non-controlling interests		217,441	213,984	130,355
Transition Adjustments to the amendments to the IAS 19		0	(1,790)	(1,604)
Update PUT Olé Consignado S.A.		(106,440)	0	0
Update of SBAC Fund Quotas		58,454	0	0
Others		(7,677)	(3,117)	362
Balance at end of year		R$ 592,585	R$ 436,894	R$ 725,504

[1]	In 2017 refers mainly to the balance of Non-controlling Shareholding of Santander Corretora de Seguros.
[2]	In 2017 refers mainly to the participation of non-controlling shareholders of BW Guirapa, in 2016 refers to BW Guirapa.
[3]	In 2017, it refers mainly to the balance of non-controlling interests of Santander Corretora de Seguros, prior to the merger events (Note 3).
[4]	Increase in the share capital of Ole Consignado.